Flagship Credit Auto Trust 2016-4
Automobile Receivables Backed Notes
Sample Automobile Loan Contract Agreed-Upon Procedures

Report To:
FCA Asset Securities LLC
FC Funding LLC
Barclays Capital Inc.

7 October 2016

Report of Independent Accountants on Applying Agreed-Upon Procedures

FCA Asset Securities LLC
FC Funding LLC
3 Christy Drive, Suite 201
Chadds Ford, Pennsylvania 19317

Barclays Capital Inc.
745 Seventh Avenue
New York, New York 10019

Re:	Flagship Credit Auto Trust 2016-4
Automobile Receivables Backed Notes (the "Notes")
Sample Automobile Loan Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the "Specified Parties"), solely to assist FCA Asset Securities LLC (the "Depositor") in evaluating the accuracy of certain information with respect to a pool of sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the "Automobile Loan Contracts") relating to the Flagship Credit Auto Trust 2016-4 securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, FC Funding LLC (the "Sponsor"), on behalf of the Depositor, provided us with:
a.	Electronic data files:
i.
Labeled "FCAT 2016-4 Datatape 08312016 Final wo Summary v2.xlsx" and the corresponding record layout and decode information (the "Preliminary Data File") that the Sponsor, on behalf of the Depositor, indicated contains information on certain sub‑prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the "Preliminary Automobile Loan Contracts") as of 31 August 2016 (the "Preliminary Calculation Date") that are expected to be representative of the Automobile Loan Contracts,

ii.
Labeled "FCAT 2016-4 Datatape 09302016 Final wo Summary.xlsx" and the corresponding record layout and decode information (the "Statistical Base Data File," together with the Preliminary Data File, the "Provided Data Files") that the Sponsor, on behalf of the Depositor, indicated contains information on certain sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the "Statistical Automobile Loan Contracts") as of 30 September 2016 (the "Statistical Calculation Date") that are expected to be representative of the Automobile Loan Contracts,

b.	Imaged copies of:
i.
The retail installment sale contract, motor vehicle retail installment sales contract, simple interest vehicle contract, assignment of installment contract and amendment or correction letter (as applicable, and collectively, the "Contract"),

ii.	Certain printed screen shots and payment histories from the Sponsor's (or an affiliate of the Sponsor's) servicing system (the "System Screen Shots"),
iii.	The certificate of title or other related documents (as applicable, and collectively, the "Title") and
iv.	The usury adjustment tool screen shot, if applicable, (the "Usury Adjustment Tool," together with the Contract, System Screen Shots and Title, the "Source Documents")
relating to the Sample Automobile Loan Contracts (as defined in Attachment A),
c.	The list of relevant characteristics (the "Sample Characteristics") on the Provided Data Files, which are listed on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Automobile Loan Contracts, Statistical Automobile Loan Contracts or Automobile Loan Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b.	Making any findings with respect to:
i.	Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Automobile Loan Contracts,
iii.	Whether the originators of the Automobile Loan Contracts complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 October 2016

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 200 Preliminary Automobile Loan Contracts from the Preliminary Data File (the "Sample Automobile Loan Contracts").  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Automobile Loan Contracts they instructed us to randomly select from the Preliminary Data File.

For the purpose of the procedures described in this report, the 200 Sample Automobile Loan Contracts are referred to as Sample Automobile Loan Contract Numbers 1 through 200.

2.
For each Sample Automobile Loan Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

3.
For each sub-prime automobile loan contract on the Preliminary Data File and Statistical Base Data File, we compared the contract ID ("Contract ID"), as shown on the Preliminary Data File, to the corresponding Contract ID, as shown on the Statistical Base Data File, and noted that:

a.	7,915 of the Statistical Automobile Loan Contracts included on the Statistical Base Data File were not included on the Preliminary Data File,
b.	343 of the Preliminary Automobile Loan Contracts included on the Preliminary Data File were not included on the Statistical Base Data File (the "Removed Preliminary Automobile Loan Contracts") and
c.	4 of the Removed Preliminary Automobile Loan Contracts were Sample Automobile Loan Contracts (the "Removed Sample Automobile Loan Contracts").

The Removed Sample Automobile Loan Contracts are Sample Automobile Loan Contract Numbers 1, 2, 5 and 104.

Attachment A Page 2 of 2

4.
For the 196 Sample Automobile Loan Contracts included on the Statistical Base Data File, we compared the Sample Characteristics (except for the Sample Characteristics listed below that the Sponsor, on behalf of the Depositor, instructed us not to compare due to the passage of time between the Preliminary Calculation Date and Statistical Calculation Date), all as shown on the Preliminary Data File, to the corresponding information on the Statistical Base Data File.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of Depositor, instructed us not to compare the:
a.	Current principal balance,
b.	Number of deferred payments (extensions),
c.	Number of times delinquent 30 days,
d.	Number of times delinquent 60 days,
e.	Number of times delinquent 90 days and
f.	Remaining term (months)
Sample Characteristics.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Contract ID	Contract ID	System Screen Shots	i.
Platform	Portfolio	Contract or Title	ii.
Note date	Contract (Note) Date	Contract or Title	ii.
Vehicle identification number	Vin	Contract or Title	ii.
Original amount financed	Original Amt Financed	Contract
Original interest rate/APR	Original Rate	(a) Contract or (b) Contract or Usury Adjustment Tool	iii., iv.
Original monthly payment amount	Original Payment	Contract or Usury Adjustment Tool	v.
Original term (months)	Original Term	Contract
Model year	Modelyr	Contract
Model	Model	Contract or System Screen Shots	vi.
Customer state	Customer State	System Screen Shots
Current principal balance	Current Principal Balance	System Screen Shots	vii.
Number of deferred payments (extensions)	Number of Extensions	System Screen Shots	vii.
Number of times delinquent 30 days	Ntd30 59	System Screen Shots	vii.
Number of times delinquent 60 days	Ntd60 89	System Screen Shots	vii.
Number of times delinquent 90 days	Ntd90	System Screen Shots	vii.
Maturity date	Maturity Date	System Screen Shots or Contract	viii.
FICO score	High FICO	System Screen Shots	ix.
Original loan-to-value ratio	Book LTV	Contract, System Screen Shots and recalculation	x.
Remaining term (months)	Remaining Term	System Screen Shots, Contract and recalculation	xi.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Bankruptcy and repossession	BK/Repo Flag	System Screen Shots	xii.
Product type	Product	System Screen Shots	xiii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the platform, note date and vehicle identification number Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Contract or Title.  We performed no procedures to reconcile any differences that may exist between the Contract or Title with regards to the platform, note date and vehicle identification number Sample Characteristics.

iii.
For the purpose of comparing the original interest rate/APR Sample Characteristic for each Sample Automobile Loan Contract with (i) a platform value of "CFC," as shown on the Preliminary Data File, and (ii) a source value of "RATE GENIUS," as shown on the Preliminary Data File (the "Sample CFC Rate Genius Automobile Loan Contracts"), the Sponsor, on behalf of the Depositor, instructed us to use the lowest original interest rate/APR value that is shown on the Contract in cases where more than one original interest rate/APR is shown on the Contract.  We performed no procedures to reconcile any contradictory information on the Contract with regards to the original interest rate/APR Sample Characteristic.

iv.
For the purpose of comparing the original interest rate/APR Sample Characteristic for each Sample Automobile Loan Contract (except for the Sample CFC Rate Genius Automobile Loan Contracts), the Sponsor, on behalf of the Depositor, instructed us to use the Usury Adjustment Tool as the Source Document if the original interest rate/APR, as shown on the Contract, is different than the original interest rate/APR, as shown on the Preliminary Data File.

v.
For the purpose of comparing the original monthly payment amount Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to use the Usury Adjustment Tool as the Source Document if the original monthly payment amount, as shown on the Contract, is different than the original monthly payment amount, as shown on the Preliminary Data File.

Exhibit 1 to Attachment A

Notes:  (continued)

vi.	For the purpose of comparing the model Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to:
a.	Note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Contract or System Screen Shots and
b.	Ignore differences due to abbreviation and truncation.

We performed no procedures to reconcile any differences that may exist between the Contract or System Screen Shots with regards to the model Sample Characteristic.

vii.
The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Preliminary Calculation Date.  For the purpose of comparing the:

a.	Current principal balance,
b.	Number of deferred payments (extensions),
c.	Number of times delinquent 30 days,
d.	Number of times delinquent 60 days and
e.	Number of times delinquent 90 days
Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Preliminary Calculation Date, as applicable.

viii.
For the purpose of comparing the maturity date Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Number 62), the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the maturity date Sample Characteristic for Sample Automobile Loan Contract Number 62, the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

ix.
We were instructed by the Sponsor, on behalf of the Depositor, not to compare the FICO score Sample Characteristic for Sample Automobile Loan Contracts with a FICO score value of "0," as shown on the Preliminary Data File.

Additionally, for the purpose of comparing the FICO score Sample Characteristic for each Sample Automobile Loan Contract (except for the Sample Automobile Loan Contracts described in the preceding paragraph of this note ix.), the Sponsor, on behalf of the Depositor, instructed us to use the highest FICO score which is as of the most recent date that is shown on the System Screen Shots in cases where more than one FICO score is shown on the System Screen Shots.

Exhibit 1 to Attachment A

Notes:  (continued)

x.
For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

a.	Dividing the:
(1)	Original amount financed, as shown on the Contract,
by
(2)	Adj. wholesale, total value or market value, as applicable, as shown on the System Screen Shots,
and
b.	Rounding the resulting percentage obtained in x.a. above to the second decimal (XX.XX%).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

xi.
For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by:

a.	Subtracting the:
(1)
Number of payments paid, as shown on the System Screen Shots (subject to the instruction provided by the Sponsor, on behalf of the Depositor, that is stated in the succeeding paragraph of this note xi.), from
(2)	Original term (months), as shown on the Contract,
and
b.	Adding the number of deferred payments (extensions), as shown on the System Screen Shots (and in accordance with note vii. above), to the result obtained in xi.a. above.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Preliminary Calculation Date.  For the purpose of using the number of payments paid, as shown on the System Screen Shots, to recalculate the remaining term (months), the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Preliminary Calculation Date, as applicable.

xii.
For the purpose of comparing the bankruptcy and repossession Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, indicated that a bankruptcy and repossession of "none," as shown on the Preliminary Data File, corresponds to a bankruptcy and repossession of "0" or "07," as shown on the System Screen Shots.

Exhibit 1 to Attachment A

Notes:  (continued)

xiii.
For the purpose of comparing the product type Sample Characteristic for each Sample Automobile Loan Contract with a platform value of "FCA," as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, indicated that a product type of:

a.	"Direct auto retail," as shown on the Preliminary Data File, corresponds to a dealer type of "blue yield," as shown on the System Screen Shots, and
b.	"Indirect auto retail," as shown on the Preliminary Data File, corresponds to a dealer type other than "blue yield," as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Automobile Loan Contract Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

5	Model year	<Blank>	2009
	Model	<Blank>	CX-7

20	Vehicle identification number	XXXXXXXXXXXXXXXXX	XXXXXXXXXXXXXXXXX

57	Vehicle identification number	XXXXXXXXXXXXXXXXX	XXXXXXXXXXXXXXXXX

Exhibit 3 to Attachment A

Certain Sample Characteristic Differences
Between the Preliminary Data File and Statistical Base Data File

Sample Automobile Loan Contract Number	Sample Characteristic	Preliminary Data File Value	Statistical Base Data File Value

57	Vehicle identification number	XXXXXXXXXXXXXXXXX	XXXXXXXXXXXXXXXXX

62	Maturity date	8/6/2022	8/12/2022

101	Maturity date	8/4/2022	8/15/2022